COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (Predecessor) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (used in)/provided by Operating Activities:
Net income	$ 0
Changes in operating assets and liabilities:
Net cash provided by/(used in) Operating Activities	0
Cash flow (used in)/provided by Investing Activities:
Net cash (used in)/provided by Investing Activities	0
Cash flows (used in)/provided by Financing Activities:
Net cash used in Financing Activities	0
Net increase/(decrease) in cash and cash equivalents	0
Cash, cash equivalents and restricted cash at the beginning of the period	0
Cash, cash equivalents and restricted cash at the end of the period	0	$ 0
Robin Energy Ltd. Predecessor [Member]
Cash Flows (used in)/provided by Operating Activities:
Net income		1,051,403	$ 15,425,465	$ 8,640,325
Adjustments to reconcile net income to net cash (used in)/provided by Operating activities:
Depreciation and amortization		1,168,558	1,490,577	1,405,124
Gain on sale of vessel		0	(8,226,258)	0
Changes in operating assets and liabilities:
Accounts receivable trade		434,536	(173,545)	(238,325)
Inventories		(28,764)	154,488	(76,915)
Due from related parties		5,943,722	(14,497,622)	(4,961,361)
Prepaid expenses and other assets		16,299	406,645	(2,198)
Accounts payable		(459,747)	110,244	686,228
Accrued liabilities		189,476	55,644	0
Dry-dock costs paid		(1,421,195)	(1,088,386)	0
Net cash provided by/(used in) Operating Activities		6,894,288	(6,342,748)	5,452,878
Cash flow (used in)/provided by Investing Activities:
Capitalized vessel improvements		(71,786)	(766,887)	(479,075)
Net proceeds from sale of vessel		0	17,204,802	0
Net cash (used in)/provided by Investing Activities		(71,786)	16,437,915	(479,075)
Cash flows (used in)/provided by Financing Activities:
Net parent Investment		(6,822,484)	(14,895,715)	(626,987)
Net cash used in Financing Activities		(6,822,484)	(14,895,715)	(626,987)
Net increase/(decrease) in cash and cash equivalents		18	(4,800,548)	4,346,816
Cash, cash equivalents and restricted cash at the beginning of the period		351	4,800,899	454,083
Cash, cash equivalents and restricted cash at the end of the period	$ 369	369	351	4,800,899
SUPPLEMENTAL CASH FLOW INFORMATION
Unpaid vessel improvement costs (included in Accounts payable and Accrued liabilities)		$ 0	$ 37,072	$ 0